Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Mar. 08, 2024	Jan. 05, 2024
Subsequent Events [Line Items]
Par value (in Dollars per share)	$ 0.000000385
Re designated shares	28,604,600
Re classified shares	21,395,400
Authorized shares	259,919,013,800
Vote per share	ten
Bearing interest rate		3.00%
Common Stock [Member]
Subsequent Events [Line Items]
Par value (in Dollars per share)	$ 0.000000385
Unsecured promissory note [Member]
Subsequent Events [Line Items]
Principal amount (in Dollars)		$ 2,500,000
Over-Allotment Option [Member]
Subsequent Events [Line Items]
Re designated shares	21,395,400
Common Class B [Member]
Subsequent Events [Line Items]
Par value (in Dollars per share)	$ 0.000000385
Re designated shares	21,395,400
Re classified shares	21,395,400
Common Class B [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Par value (in Dollars per share)	$ 0.000000385
Common Class A [Member]
Subsequent Events [Line Items]
Par value (in Dollars per share)	$ 0.000000385
Re designated shares	259,919,013,800
Re classified shares	259,919,013,800
Forecast [Member]
Subsequent Events [Line Items]
Re designated shares	28,604,600
BIN XUE [Member]
Subsequent Events [Line Items]
Authorized shares	21,395,400
Share issued	21,395,400
Outstanding shares	21,395,400
GBUY GLOBAL LTD [Member]
Subsequent Events [Line Items]
Authorized shares	21,395,400
Share issued	21,395,400
Outstanding shares	21,395,400
WEBUY TALENT LTD [Member]
Subsequent Events [Line Items]
Authorized shares	21,395,400
Share issued	21,395,400
Outstanding shares	21,395,400